Share-based payments - Overview (Details)	1 Months Ended												12 Months Ended
	Dec. 31, 2023 USD ($) EquityInstruments Y $ / shares	Oct. 31, 2023 USD ($) Y EquityInstruments $ / shares	Jul. 31, 2023 USD ($) EquityInstruments Y $ / shares	Apr. 30, 2023 Y EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Oct. 31, 2022 Y EquityInstruments $ / shares	Jul. 31, 2022 Y EquityInstruments $ / shares	Apr. 30, 2022 Y EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments USD ($) $ / shares	Oct. 31, 2021 Y EquityInstruments $ / shares	Jul. 31, 2021 Y EquityInstruments $ / shares	Apr. 30, 2021 Y EquityInstruments $ / shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares	Dec. 31, 2022 EquityInstruments $ / shares	Dec. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	79,305	74,529	629,121	61,056	508,132	100,118	311,311	102,081	389,588	144,824	280,339	67,833	844,011	1,021,642	882,584
Share price	$ 371.36
Exercise price	$ 329.26	$ 485.01	$ 387.35	$ 370.34	$ 381.97	$ 359.80	$ 372.69	$ 312.22	$ 349.92	$ 301.02	$ 303.16	$ 275.33	$ 329.26	$ 381.97	$ 349.92
Risk-free interest rate	2.40%
Number of stock options | EquityInstruments	5,118,949				5,511,767				5,619,113				5,118,949	5,511,767	5,619,113	5,365,743
Weighted average remaining contractual life													5 years 10 months 24 days	6 years 2 months 12 days	6 years 3 months 18 days
Exercised | EquityInstruments													(1,137,439)	(1,025,780)	(503,282)
Forfeited | EquityInstruments													(99,390)	(103,208)	(125,932)
Exercisable | EquityInstruments	3,030,486				3,983,960				3,613,371				3,030,486	3,983,960	3,613,371
Beginning balance													$ 205.02	$ 164.33	$ 142.87
Granted													395.92	375.58	314.99
Exercised													142.31	92.62	64.72
Forfeited													356.57	273.93	234.98
Ending balance	$ 255.41				$ 205.02				$ 164.33				255.41	205.02	164.33
Exercisable	$ 179.22				148.11				106.53				$ 179.22	$ 148.11	$ 106.53
Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options granted | EquityInstruments	8,459
10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	100,926												100,926
Weighted average remaining contractual life													1 year 11 months 12 days
12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	234,183												234,183
Weighted average remaining contractual life													2 years 8 months 1 day
20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	264,286												264,286
Weighted average remaining contractual life													3 years 10 months 20 days
89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	239,347												239,347
Weighted average remaining contractual life													4 years 11 months 12 days
125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	572,486												572,486
Weighted average remaining contractual life													4 years 9 months
132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	1,225,857												1,225,857
Weighted average remaining contractual life													5 years 3 months 3 days
259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	669,229												669,229
Weighted average remaining contractual life													6 years 14 days
312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	893,870												893,870
Weighted average remaining contractual life													7 years 6 months 10 days
330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	833,425												833,425
Weighted average remaining contractual life													8 years 8 months 8 days
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $		$ 123.94	$ 176.44
Share price		$ 439.42	$ 380.81	$ 361.64	$ 368.69	$ 352.97	$ 378.11	$ 320.84	$ 277.72	$ 286.52	$ 300.78	$ 248.9
Expected volatility	36.20%	35.35%	36.22%	41.00%	39.74%	39.64%	41.30%	39.18%	43.24%	46.01%	45.58%	54.24%
Expected option life (in years)	6.15	4	4	4		4	4	4	4	4	4	4
Risk-free interest rate		2.80%	2.90%	2.96%	3.09%	2.57%	1.77%	1.05%	0.03%	(0.18%)	(0.41%)	(0.41%)
Average fair value per share option	$ 161.88			$ 158.21	$ 127.68	$ 136.66	$ 153.45	$ 111.27	$ 75.03	$ 101.53	$ 131.65	$ 98.96
Time period for beneficiaries to choose contractual term													5 years	5 years
Minimum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $	$ 1,100,000												$ 1,100,000
Time period for beneficiaries to choose contractual term	5 years												5 years
Share options granted (as a percent)	100.00%
Minimum | 10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 10.46												$ 10.46
Minimum | 12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	12.57												12.57
Minimum | 20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	20.34												20.34
Minimum | 89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	89.31												89.31
Minimum | 125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	125.4												125.4
Minimum | 132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	132.08												132.08
Minimum | 259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	259.01												259.01
Minimum | 312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	312.16												312.16
Minimum | 330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 330.06												$ 330.06
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of options | $	$ 1,400,000	$ 209.04	$ 271.59										$ 1,400,000
Share price		$ 491.75	$ 521.19	$ 401.21	$ 377.61	$ 376.01	$ 397.92	$ 321.06	$ 351.73	$ 304.5	$ 340.95	$ 283.67
Expected volatility	36.21%	36.67%	43.99%	42.18%	40.26%	45.97%	43.10%	40.87%	43.64%	48.46%	47.96%	60.08%
Expected option life (in years)	6.50	6.50	6.50	6.50		6.50	6.50	6.50	6.50	6.50	6.50	6.50
Risk-free interest rate		3.44%	3.03%	3.14%	3.29%	2.80%	2.28%	1.62%	0.67%	(0.05%)	(0.17%)	(0.08%)
Average fair value per share option	$ 165.69			$ 196.18	$ 163.94	$ 169.96	$ 190.53	$ 140.23	$ 145.34	$ 131.80	$ 159.13	$ 154.88
Time period for beneficiaries to choose contractual term													10 years	10 years
Maximum | Belgian taxed beneficiaries
Disclosure of terms and conditions of share-based payment arrangement [line items]
Time period for beneficiaries to choose contractual term	10 years												10 years
Share options granted (as a percent)	100.00%
Maximum | 10.46 - 12.64
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 12.64												$ 12.64
Maximum | 12.57 - 15.62
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	15.62												15.62
Maximum | 20.34 - 23.39
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	23.39												23.39
Maximum | 89.31 - 95.38
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	95.38												95.38
Maximum | 125.4 - 150
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	150												150
Maximum | 132.08 - 273.6
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	273.6												273.6
Maximum | 259.01 - 341.67
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	341.67												341.67
Maximum | 312.16 - 407.19
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	407.19												407.19
Maximum | 330.06 - 508.96
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 508.96												$ 508.96